                                   FORM 13F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                            Washington, D.C. 20524

           Report of the Calendar Quarter Ending September 30, 2009

                     If amended report check here: ______

Name of Institutional Investment Manager:

Appleton Partners, Inc.

S.E.C. File Number 28-6694

Business Address:

   45 Milk Street           Boston                MA                 02109
------------------------------------------------------------------------------
       Street                City                State                Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President (617) 338-0700

ATTENTION  -   Intentional misstatements of omissions of facts constitute
               Federal Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C.
               78ff(a).

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13th day of November 2009.

                                        Appleton Partners, Inc.

                                        (Name of Institutional Investment Mgr.)


                                        /s/ Douglas C. Chamberlain
                                        --------------------------------------
                                        By: Douglas C. Chamberlain

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                 None

Form 13F Information Table Entry Total:            124
Form 13F Information Table Value Total:            198,551,905.00

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

   NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

         No.  Form 13F file number                Name
         ---  ----------------------------------  -------------------

Appleton Partners, Inc.
13F SEC APPRAISAL
Master Group
30-Sep-09

                                                                                       Investment          Voting
                                                                                       Discretion        Authority
                                                                                    ----------------- ----------------
                                                                                    Sole Shared Other Sole Shared None
Security                            Security Type    Cusip   Market Value  Quantity (A)   (B)    (C)  (A)   (B)   (C)
--------                            -------------    -----   ------------  -------- ---   ---    ---  ---   ---   ---
Master Group
------------
3M CO COM                           COMMON STOCK   88579Y101 $  512,689.00   6,947   X                 X
ABBOTT LABS COM                     COMMON STOCK   002824100 $  467,689.00   9,454   X                 X
ACTIVISION BLIZZARD IN COM          COMMON STOCK   00507V109 $2,721,538.00 219,656   X                 X
AECOM TECH CORP DEL COM             COMMON STOCK   00766T100 $1,347,908.00  49,665   X                 X
AFLAC INC COM                       COMMON STOCK   001055102 $  253,662.00   5,935   X                 X
AGRIUM INC COM                      COMMON STOCK   008916108 $2,300,696.00  46,208   X                 X
AKAMAI TECHNOLOGIES COM             COMMON STOCK   00971T101 $  964,576.00  49,013   X                 X
ALCON INC COM SHS                   COMMON STOCK   H01301102 $  317,554.00   2,290   X                 X
AMAZON COM INC COM                  COMMON STOCK   023135106 $4,631,590.00  49,610   X                 X
AMETEK INC NEW COM                  COMMON STOCK   031100100 $  530,108.00  15,185   X                 X
AMPHENOL CORP NEW CL A              COMMON STOCK   032095101 $1,518,353.00  40,296   X                 X
ANSYS INC COM                       COMMON STOCK   03662Q105 $4,719,074.00 126,111   X                 X
APACHE CORP COM                     COMMON STOCK   037411105 $1,034,465.00  11,265   X                 X
APOLLO GROUP INC CL A               COMMON STOCK   037604105 $1,010,163.00  13,712   X                 X
APPLE, INC.                         COMMON STOCK   037833100 $6,195,509.00  33,426   X                 X
APPLETON EQUITY GROWTH FUND         MUTUAL FUNDS   038042107 $2,583,890.00 405,634   X                 X
ARCHER DANIELS MIDLAND COM          COMMON STOCK   039483102 $  243,256.00   8,325   X                 X
AT&T INC COM                        COMMON STOCK   00206R102 $2,103,215.00  77,868   X                 X
AUTOZONE INC COM                    COMMON STOCK   053332102 $  277,818.00   1,900   X                 X
BAKER HUGHES INC COM                COMMON STOCK   057224107 $  645,360.00  15,128   X                 X
BANK N S HALIFAX COM                COMMON STOCK   064149107 $  209,668.00   4,600   X                 X
BANK OF AMERICA CORP COM            COMMON STOCK   060505104 $2,644,934.00 156,320   X                 X
BAXTER INTL INC COM                 COMMON STOCK   071813109 $  489,944.00   8,594   X                 X
BBH FD INC CORE SELE CL N           MUTUAL FUNDS   05528X604 $  478,543.00  39,713   X                 X
BECTON DICKINSON & CO COM           COMMON STOCK   075887109 $2,646,106.00  37,937   X                 X

                                                                                       Investment          Voting
                                                                                       Discretion        Authority
                                                                                    ----------------- ----------------
                                                                                    Sole Shared Other Sole Shared None
Security                            Security Type    Cusip   Market Value  Quantity (A)   (B)    (C)  (A)   (B)   (C)
--------                            -------------    -----   ------------  -------- ---   ---    ---  ---   ---   ---
BERKSHIRE HATHAWAY INC CL A         COMMON STOCK   084670108 $  303,000.00       3   X                 X
BERKSHIRE HATHAWAY INC CL B         COMMON STOCK   084670207 $  478,512.00     144   X                 X
BEST BUY INC COM                    COMMON STOCK   086516101 $  231,123.00   6,160   X                 X
BHP BILLITON LTD SPONSORED ADR      COMMON STOCK   088606108 $2,983,586.00  45,199   X                 X
BP PLC SPONSORED ADR                COMMON STOCK   055622104 $  572,063.00  10,747   X                 X
BRISTOL MYERS SQUIBB COM            COMMON STOCK   110122108 $  263,484.00  11,700   X                 X
CATERPILLAR INC DEL COM             COMMON STOCK   149123101 $4,599,527.00  89,607   X                 X
CELGENE CORP COM                    COMMON STOCK   151020104 $  321,593.00   5,753   X                 X
CERNER CORP COM                     COMMON STOCK   156782104 $1,277,210.00  17,075   X                 X
CHEVRONTEXACO CORP COM              COMMON STOCK   166764100 $  919,041.00  13,049   X                 X
CISCO SYS INC COM                   COMMON STOCK   17275R102 $3,521,466.00 149,595   X                 X
CITIGROUP INC COM                   COMMON STOCK   172967101 $  209,645.00  43,315   X                 X
COCA COLA CO COM                    COMMON STOCK   191216100 $1,001,773.00  18,655   X                 X
COLGATE PALMOLIVE CO COM            COMMON STOCK   194162103 $1,313,084.00  17,214   X                 X
COMPUTER SCIENCES CORP COM          COMMON STOCK   205363104 $  208,204.00   3,950   X                 X
COSTCO WHSL CORP NEW COM            COMMON STOCK   22160K105 $  751,151.00  13,323   X                 X
CVS CAREMARK CORPORATION            COMMON STOCK   126650100 $1,681,245.00  47,041   X                 X
DISNEY WALT CO COM DISNEY           COMMON STOCK   254687106 $  476,706.00  17,360   X                 X
DOLBY LABORATORIES INC COM          COMMON STOCK   25659T107 $  837,698.00  21,935   X                 X
DOLLAR TREE STORES COM              COMMON STOCK   256746108 $  964,838.00  19,820   X                 X
DU PONT E I DE NEMOURS COM          COMMON STOCK   263534109 $  217,748.00   6,775   X                 X
E M C CORP MASS COM                 COMMON STOCK   268648102 $1,996,389.00 117,159   X                 X
ECOLAB INC COM                      COMMON STOCK   278865100 $4,855,306.00 105,025   X                 X
ENERGAS RES INC COM                 COMMON STOCK   29265E108 $      750.00  20,000   X                 X
EXPRESS SCRIPTS INC COM             COMMON STOCK   302182100 $2,802,422.00  36,123   X                 X
EXXON MOBIL CORP COM                COMMON STOCK   30231G102 $8,992,559.00 131,068   X                 X
FEDERATED EQUITY FDS KAUFMANN CL A  MUTUAL FUNDS   314172677 $  580,870.00 129,082   X                 X
FEDERATED EQUITY FDS MKT OPPOR FD A MUTUAL FUNDS   314172743 $  201,704.00  18,728   X                 X
FEDERATED INVS INC PA CL B          COMMON STOCK   314211103 $  241,285.00   9,150   X                 X
FEDERATED STK TR SH BEN INT         MUTUAL FUNDS   313900102 $  571,196.00  29,024   X                 X
FEDERATED WORLD INVT INTL SM CO CLA MUTUAL FUNDS   31428U748 $  244,973.00   8,163   X                 X
FORD MTR CO DEL COM PAR $0.01       COMMON STOCK   345370860 $   87,962.00  12,200   X                 X
FORUM FDS INC JORDAN OPPTY          MUTUAL FUNDS   742935182 $  682,521.00  63,490   X                 X
FREEPORT-MCMORAN COP&G CL B         COMMON STOCK   35671D857 $4,083,256.00  59,514   X                 X
GENERAL ELEC CO COM                 COMMON STOCK   369604103 $2,748,232.00 167,371   X                 X
GENERAL MOLY INC COM                COMMON STOCK   370373102 $   31,500.00  10,000   X                 X
GILEAD SCIENCES INC COM             COMMON STOCK   375558103 $2,289,799.00  49,243   X                 X

                                                                                       Investment          Voting
                                                                                       Discretion        Authority
                                                                                    ----------------- ----------------
                                                                                    Sole Shared Other Sole Shared None
Security                            Security Type    Cusip   Market Value  Quantity (A)   (B)    (C)  (A)   (B)   (C)
--------                            -------------    -----   ------------  -------- ---   ---    ---  ---   ---   ---
GOLDMAN SACHS GROUP COM             COMMON STOCK   38141G104 $4,916,983.00  26,672   X                 X
GOOGLE INC CL A                     COMMON STOCK   38259P508 $  416,018.00     839   X                 X
HEARTLAND GROUP INC VAL PLUS INSTL  MUTUAL FUNDS   422352849 $  413,173.00  18,578   X                 X
HECLA MNG CO COM                    COMMON STOCK   422704106 $   43,900.00  10,000   X                 X
INTEL CORP COM                      COMMON STOCK   458140100 $2,241,196.00 114,522   X                 X
INTERNATIONAL BUS MACH COM          COMMON STOCK   459200101 $5,122,537.00  42,827   X                 X
ISHARES TR NASDQ BIO INDX           COMMON STOCK   464287556 $  387,680.00   4,765   X                 X
ISHARES TR S&P NA NAT RES           COMMON STOCK   464287374 $  225,689.00   6,970   X                 X
J P MORGAN CHASE & CO COM           COMMON STOCK   46625H100 $  736,307.00  16,803   X                 X
JACOBS ENGR GROUP DEL COM           COMMON STOCK   469814107 $  272,254.00   5,925   X                 X
JOHNSON & JOHNSON COM               COMMON STOCK   478160104 $5,623,131.00  92,349   X                 X
KELLOGG CO COM                      COMMON STOCK   487836108 $  541,875.00  11,007   X                 X
MARATHON OIL CORP COM               COMMON STOCK   565849106 $  236,060.00   7,400   X                 X
MARKET VECTORS ETF TR AGRIBUS ETF   COMMON STOCK   57060U605 $  695,134.00  17,990   X                 X
MCAFEE INC COM                      COMMON STOCK   579064106 $1,042,202.00  23,800   X                 X
MCDERMOTT INTL INC COM              COMMON STOCK   580037109 $3,050,721.00 120,725   X                 X
MCDONALDS CORP COM                  COMMON STOCK   580135101 $5,612,150.00  98,338   X                 X
MEDCO HEALTH SOLUTIONS COM          COMMON STOCK   58405U102 $  308,409.00   5,576   X                 X
MERCK & CO INC COM                  COMMON STOCK   589331107 $  725,687.00  22,943   X                 X
MFS SER TR X INTL DIVERS I          MUTUAL FUNDS   55273G298 $  355,063.00  29,762   X                 X
MICROSOFT CORP COM                  COMMON STOCK   594918104 $4,014,172.00 156,072   X                 X
MONSANTO CO NEW COM                 COMMON STOCK   61166W101 $1,175,706.00  15,190   X                 X
NOKIA CORP SPONSORED ADR            COMMON STOCK   654902204 $  161,185.00  11,025   X                 X
NOVARTIS A G SPONSORED ADR          COMMON STOCK   66987V109 $  211,596.00   4,200   X                 X
NUCOR CORP COM                      COMMON STOCK   670346105 $2,223,808.00  47,305   X                 X
NVIDIA CORP COM                     COMMON STOCK   67066G104 $1,994,631.00 132,710   X                 X
OCCIDENTAL PETE CP DEL COM          COMMON STOCK   674599105 $  282,946.00   3,609   X                 X
OMNICOM GROUP INC COM               COMMON STOCK   681919106 $  315,837.00   8,550   X                 X
ORACLE CORP COM                     COMMON STOCK   68389X105 $2,256,243.00 108,265   X                 X
PEOPLES S&P MIDCAP IDX COM          MUTUAL FUNDS   712223106 $  455,036.00  21,018   X                 X
PEPSICO INC COM                     COMMON STOCK   713448108 $4,900,163.00  83,535   X                 X
PFIZER INC COM                      COMMON STOCK   717081103 $  673,850.00  40,716   X                 X
PRAXAIR INC COM                     COMMON STOCK   74005P104 $4,456,680.00  54,556   X                 X
PRECISION CASTPARTS CP COM          COMMON STOCK   740189105 $  559,266.00   5,490   X                 X
PRICE T ROWE GROUP INC COM          COMMON STOCK   74144T108 $3,723,682.00  81,481   X                 X
PRICELINE COM INC COM NEW           COMMON STOCK   741503403 $  240,439.00   1,450   X                 X
PROCTER & GAMBLE CO COM             COMMON STOCK   742718109 $6,273,026.00 108,305   X                 X

                                                                                         Investment          Voting
                                                                                         Discretion        Authority
                                                                                      ----------------- ----------------
                                                                                      Sole Shared Other Sole Shared None
Security                            Security Type    Cusip    Market Value   Quantity (A)   (B)    (C)  (A)   (B)   (C)
--------                            -------------    -----    ------------   -------- ---   ---    ---  ---   ---   ---
QUALCOMM INC COM                    COMMON STOCK   747525103 $  1,627,601.00  36,185   X                 X
ROPER INDS INC NEW COM              COMMON STOCK   776696106 $  1,894,162.00  37,155   X                 X
ROYAL DUTCH SHELL PLC SPONS ADR A   COMMON STOCK   780259206 $    306,538.00   5,360   X                 X
SCHEIN HENRY INC COM                COMMON STOCK   806407102 $    399,470.00   7,275   X                 X
SCHLUMBERGER LTD COM                COMMON STOCK   806857108 $  5,273,408.00  88,480   X                 X
SCOTTS MIRACLE GRO CO               COMMON STOCK   810186106 $  2,294,389.00  53,420   X                 X
SMITH INTL INC COM                  COMMON STOCK   832110100 $    437,675.00  15,250   X                 X
SOCIEDAD QUIMICA MINER SPON ADR
  SER B                             COMMON STOCK   833635105 $  2,317,474.00  59,225   X                 X
STRYKER CORP COM                    COMMON STOCK   863667101 $    768,676.00  16,920   X                 X
TARGET CORP COM                     COMMON STOCK   87612E106 $    500,176.00  10,715   X                 X
TEMPLETON INCOME TR GLOBAL BD FD C  MUTUAL FUNDS   880208301 $    174,399.00  13,907   X                 X
TEVA PHARMACEUTCL INDS ADR          COMMON STOCK   881624209 $  4,146,931.00  82,020   X                 X
TRANSOCEAN LTD ZUG NAMEN AKT        COMMON STOCK   H8817H100 $  1,503,446.00  17,578   X                 X
UNITED TECHNOLOGIES CP COM          COMMON STOCK   913017109 $    787,520.00  12,925   X                 X
VCA ANTECH INC COM                  COMMON STOCK   918194101 $    358,981.00  13,350   X                 X
VERIZON COMMUNICATIONS COM          COMMON STOCK   92343V104 $  1,507,174.00  49,791   X                 X
VISA, INC.                          COMMON STOCK   92826C839 $  4,813,926.00  69,656   X                 X
VULCAN MATLS CO COM                 COMMON STOCK   929160109 $  1,050,796.00  19,434   X                 X
WABTEC CORP COM                     COMMON STOCK   929740108 $  1,488,740.00  39,668   X                 X
WAL MART STORES INC COM             COMMON STOCK   931142103 $    478,284.00   9,743   X                 X
WEATHERFORD INTL LTD COM            COMMON STOCK   G95089101 $    233,980.00  11,287   X                 X
WELLS FARGO & CO NEW COM            COMMON STOCK   949746101 $  2,932,524.00 104,064   X                 X
WYETH COM                           COMMON STOCK   983024100 $    207,291.00   4,267   X                 X
XTO ENERGY INC COM                  COMMON STOCK   98385X106 $  1,440,415.00  34,860   X                 X
ZIMMER HLDGS INC COM                COMMON STOCK   98956P102 $    331,764.00   6,207   X                 X
                                                             ---------------
                                                             $198,551,905.00
                                                             ---------------
TOTAL PORTFOLIO                                              $198,551,905.00
                                                             ===============